Income Taxes (Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States	$ 54,618	$ 55,856	$ 14,953
Foreign	31,157	57,686	69,242
Income before income tax provision	$ 85,775	$ 113,542	$ 84,195